Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrecognized tax benefits
Unrecognized Tax Benefits, Beginning Balance	$ 5,929	$ 5,516
Increases for positions related to prior years	(122)		5,049
Increases for positions related to the current year	424	413	467
Balance of unrecognized tax benefits as at December 31,	$ 6,231	$ 5,929	$ 5,516